Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 19: SUBSEQUENT EVENTS

On January 23,  2015, the Board of Directors declared a quarterly cash dividend in respect of the period November 18, 2014 to December 31, 2014 of $ 0.1973 per unit. The distribution was paid on February 12, 2015 to all holders of record of common, subordinated and general partner units on February 9, 2015. The aggregate amount of the declared distribution was $3,762.